Schedule of third party and related party expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Related Party Transaction [Line Items]
Total	€ 3,921,802	€ 1,640,579
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	222,902	338,265
Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	3,124,970	837,098
Compensation [Member]
Related Party Transaction [Line Items]
Total	542,799	377,928
Travel and Entertainment [Member]
Related Party Transaction [Line Items]
Total	27,892	65,938
Other [Member]
Related Party Transaction [Line Items]
Total	3,239	21,350
Third Parties [Member]
Related Party Transaction [Line Items]
Total	2,857,643	1,384,818
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	150,402	298,265
Third Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	2,464,107	837,098
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	212,003	162,167
Third Parties [Member] | Travel and Entertainment [Member]
Related Party Transaction [Line Items]
Total	27,892	65,938
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	3,239	21,350
Related Parties [Member]
Related Party Transaction [Line Items]
Total	1,064,159	255,761
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	72,500	40,000
Related Parties [Member] | Materials And Supplies [Member]
Related Party Transaction [Line Items]
Total	660,863
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	330,796	215,761
Related Parties [Member] | Travel and Entertainment [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total